UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

1.797921.109

AIG-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	39,452	$ 1,155
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands, Inc.	49,100	1,142
Domino's Pizza, Inc.	37,980	2,251
Icahn Enterprises LP rights	15,231	0
Starbucks Corp.	122,070	7,699
Wynn Resorts Ltd.	27,502	3,737
Yum! Brands, Inc.	85,756	5,810
		20,639
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	287,495	6,454
priceline.com, Inc. (a)	5,762	4,632
		11,086
Media - 3.1%
Comcast Corp. Class A	367,965	14,774
DIRECTV (a)	100,257	6,129
Legend Pictures LLC (m)(n)	415	699
News Corp. Class A	333,217	10,700
Sirius XM Radio, Inc.	588,609	2,048
Time Warner, Inc.	108,782	6,350
		40,700
Multiline Retail - 0.5%
Dollar General Corp. (a)	116,335	6,142
Specialty Retail - 1.0%
Lowe's Companies, Inc.	164,103	6,910
TJX Companies, Inc.	128,228	6,490
		13,400
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	46,750	2,883
PVH Corp.	49,941	5,753
Under Armour, Inc. Class A (sub. vtg.) (a)	33,811	2,096
		10,732
TOTAL CONSUMER DISCRETIONARY		103,854
CONSUMER STAPLES - 7.3%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	16,029	1,476
Coca-Cola Bottling Co. CONSOLIDATED	6,458	386
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	1,662	$ 243
Coca-Cola Icecek A/S	16,562	506
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	12,470	475
Constellation Brands, Inc. Class A (sub. vtg.) (a)	38,297	2,030
Diageo PLC sponsored ADR	18,094	2,140
Embotelladora Andina SA sponsored ADR	12,452	476
Pernod Ricard SA	19,096	2,301
Remy Cointreau SA	13,029	1,510
The Coca-Cola Co.	398,721	15,945
		27,488
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	184,879	10,645
Drogasil SA	25,000	265
Kroger Co.	158,525	5,338
United Natural Foods, Inc. (a)	9,277	491
Wal-Mart Stores, Inc.	33,902	2,537
		19,276
Food Products - 0.4%
Bunge Ltd.	21,444	1,493
Green Mountain Coffee Roasters, Inc. (a)	6,311	462
Mead Johnson Nutrition Co. Class A	24,630	1,997
Nestle SA	19,450	1,288
		5,240
Household Products - 1.4%
Procter & Gamble Co.	240,011	18,423
Personal Products - 0.1%
L'Oreal SA	7,000	1,186
Nu Skin Enterprises, Inc. Class A	7,531	443
		1,629
Tobacco - 1.8%
Altria Group, Inc.	174,479	6,299
British American Tobacco PLC sponsored ADR	129,243	14,187
Philip Morris International, Inc.	23,721	2,156
Souza Cruz SA	33,950	457
		23,099
TOTAL CONSUMER STAPLES		95,155
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.1%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	50,147	$ 3,052
Ensco PLC Class A	64,066	3,855
Forum Energy Technologies, Inc. (a)	23,765	706
Halliburton Co.	35,960	1,505
National Oilwell Varco, Inc.	53,672	3,773
Noble Corp.	61,474	2,382
Ocean Rig UDW, Inc. (United States) (a)	39,444	687
Oceaneering International, Inc.	14,877	1,078
Oil States International, Inc. (a)	6,322	623
Schlumberger Ltd.	35,216	2,572
Vantage Drilling Co. (a)	388,600	746
		20,979
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	68,314	5,975
Apache Corp.	14,463	1,188
Bonanza Creek Energy, Inc. (a)	15,200	565
Cabot Oil & Gas Corp.	3,900	274
Canadian Natural Resources Ltd.	15,500	462
Chevron Corp.	86,267	10,589
Cimarex Energy Co.	12,904	905
Cobalt International Energy, Inc. (a)	27,744	720
Concho Resources, Inc. (a)	7,792	652
EQT Corp.	20,600	1,646
Exxon Mobil Corp.	213,282	19,296
Hess Corp.	34,053	2,296
InterOil Corp. (a)(f)	19,650	1,631
Marathon Oil Corp.	110,955	3,816
Marathon Petroleum Corp.	44,938	3,707
Murphy Oil Corp.	22,101	1,399
Noble Energy, Inc.	46,744	2,695
Occidental Petroleum Corp.	58,758	5,410
Phillips 66	23,207	1,545
Royal Dutch Shell PLC Class B sponsored ADR	19,842	1,366
Southcross Energy Partners LP	7,700	173
Suncor Energy, Inc.	103,190	3,130
The Williams Companies, Inc.	62,900	2,213
Western Gas Equity Partners LP	2,800	105
		71,758
TOTAL ENERGY		92,737
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 11.9%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	46,823	$ 3,817
BlackRock, Inc. Class A	19,323	5,395
Credit Suisse Group	26,470	782
Deutsche Bank AG (f)	21,400	994
E*TRADE Financial Corp. (a)	115,556	1,344
Evercore Partners, Inc. Class A	12,200	485
Morgan Stanley	58,393	1,512
Northern Trust Corp.	37,500	2,181
Oaktree Capital Group LLC	13,000	678
State Street Corp.	53,229	3,523
TD Ameritrade Holding Corp.	34,764	815
The Blackstone Group LP	49,528	1,084
UBS AG	83,032	1,457
		24,067
Commercial Banks - 1.8%
Barclays PLC	101,920	488
CIT Group, Inc. (a)	25,420	1,171
Comerica, Inc.	10,100	399
First Horizon National Corp.	90,913	1,044
Huntington Bancshares, Inc.	101,289	785
KBC Groupe SA	5,079	203
Lloyds Banking Group PLC (a)	491,700	457
M&T Bank Corp.	27,161	2,849
PNC Financial Services Group, Inc.	22,300	1,598
Synovus Financial Corp.	287,005	786
U.S. Bancorp	252,720	8,860
Wells Fargo & Co.	133,376	5,408
		24,048
Consumer Finance - 1.7%
Capital One Financial Corp.	259,789	15,829
Cash America International, Inc.	4,105	196
Discover Financial Services	35,873	1,701
SLM Corp.	199,807	4,743
		22,469
Diversified Financial Services - 3.4%
Bank of America Corp.	985,969	13,468
Citigroup, Inc.	230,143	11,965
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	328,609	$ 17,939
KBC Ancora (a)	14,898	313
		43,685
Insurance - 2.0%
ACE Ltd.	34,632	3,106
AFLAC, Inc.	27,884	1,553
American International Group, Inc. (a)	32,450	1,443
Berkshire Hathaway, Inc. Class A (a)	13	2,227
Direct Line Insurance Group PLC	319,600	1,029
esure Group PLC	125,000	592
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,100	1,252
Hartford Financial Services Group, Inc.	66,069	2,024
Marsh & McLennan Companies, Inc.	96,417	3,859
MetLife, Inc.	144,367	6,382
The Travelers Companies, Inc.	27,331	2,288
Validus Holdings Ltd.	13,553	489
WMI Holdings Corp. (a)	4,454	4
		26,248
Real Estate Investment Trusts - 0.7%
American Campus Communities, Inc.	15,953	651
American Tower Corp.	64,410	5,014
Equity Lifestyle Properties, Inc.	16,110	1,243
Sun Communities, Inc.	31,742	1,586
The Macerich Co.	18,358	1,192
		9,686
Real Estate Management & Development - 0.3%
Altisource Residential Corp. Class B (a)	190,110	3,468
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	23,361	999
Washington Mutual, Inc. (a)	130,000	0
		999
TOTAL FINANCIALS		154,670
HEALTH CARE - 8.2%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	31,658	3,088
Amgen, Inc.	84,707	8,516
Biogen Idec, Inc. (a)	23,461	5,572
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	9,702	$ 608
CSL Ltd.	30,281	1,723
CSL Ltd. ADR	1,000	28
Gilead Sciences, Inc. (a)	170,402	9,284
Onyx Pharmaceuticals, Inc. (a)	26,395	2,519
Regeneron Pharmaceuticals, Inc. (a)	5,227	1,264
		32,602
Health Care Equipment & Supplies - 1.2%
Covidien PLC	91,480	5,818
Quidel Corp. (a)	63,070	1,508
Stryker Corp.	69,678	4,626
The Cooper Companies, Inc.	28,874	3,263
		15,215
Health Care Providers & Services - 1.1%
CIGNA Corp.	72,991	4,956
HCA Holdings, Inc.	24,793	968
Henry Schein, Inc. (a)	35,788	3,446
McKesson Corp.	25,156	2,864
Quest Diagnostics, Inc.	37,993	2,349
		14,583
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	17,656	1,242
Thermo Fisher Scientific, Inc.	37,875	3,344
		4,586
Pharmaceuticals - 3.0%
AbbVie, Inc.	170,037	7,259
Allergan, Inc.	43,250	4,303
Merck & Co., Inc.	107,641	5,027
Pfizer, Inc.	606,925	16,527
Roche Holding AG (participation certificate)	2,087	522
Sanofi SA sponsored ADR	26,509	1,407
Valeant Pharmaceuticals International, Inc. (Canada) (a)	35,622	3,278
Warner Chilcott PLC	54,800	1,052
		39,375
TOTAL HEALTH CARE		106,361
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	100,256	$ 7,866
MTU Aero Engines Holdings AG	11,681	1,182
Textron, Inc.	149,048	4,018
United Technologies Corp.	75,090	7,126
		20,192
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	46,251	2,404
Owens Corning (a)	47,945	2,095
Quanex Building Products Corp.	48,620	900
		5,399
Commercial Services & Supplies - 0.5%
ADT Corp.	37,512	1,523
KAR Auction Services, Inc.	132,753	3,113
Stericycle, Inc. (a)	19,637	2,155
		6,791
Electrical Equipment - 0.6%
Generac Holdings, Inc.	33,009	1,337
Regal-Beloit Corp.	37,578	2,537
Roper Industries, Inc.	33,980	4,221
		8,095
Industrial Conglomerates - 1.0%
3M Co.	18,477	2,037
Danaher Corp.	84,593	5,230
General Electric Co.	230,014	5,364
		12,631
Machinery - 1.5%
Caterpillar, Inc.	57,124	4,901
Cummins, Inc.	38,515	4,608
Illinois Tool Works, Inc.	65,023	4,560
Manitowoc Co., Inc.	47,024	988
Parker Hannifin Corp.	31,994	3,192
Volvo AB (B Shares)	80,186	1,185
		19,434
Professional Services - 0.3%
Manpower, Inc.	26,649	1,526
Randstad Holding NV	22,100	948
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	3,929	$ 305
Verisk Analytics, Inc. (a)	29,450	1,732
		4,511
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	14,130	1,041
Union Pacific Corp.	49,895	7,715
		8,756
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	20,154	5,188
TOTAL INDUSTRIALS		90,997
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.9%
ADTRAN, Inc.	64,278	1,486
Cisco Systems, Inc.	638,900	15,385
F5 Networks, Inc. (a)	19,308	1,607
Finisar Corp. (a)	105,949	1,388
Juniper Networks, Inc. (a)	280,279	4,969
Polycom, Inc. (a)	32,700	370
		25,205
Computers & Peripherals - 2.1%
Apple, Inc.	45,441	20,433
EMC Corp.	100,592	2,491
NCR Corp. (a)	64,910	2,168
Western Digital Corp.	30,020	1,901
		26,993
Electronic Equipment & Components - 0.7%
Flextronics International Ltd. (a)	232,184	1,732
Jabil Circuit, Inc.	180,124	3,613
TE Connectivity Ltd.	77,200	3,427
		8,772
Internet Software & Services - 1.4%
eBay, Inc. (a)	37,151	2,010
Google, Inc. Class A (a)	18,519	16,119
Halogen Software, Inc.	20,900	267
Marketo, Inc.	15,307	362
		18,758
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.5%
Accenture PLC Class A	88,143	$ 7,237
Cognizant Technology Solutions Corp. Class A (a)	25,433	1,644
Fidelity National Information Services, Inc.	193,812	8,702
FleetCor Technologies, Inc. (a)	7,600	662
Global Payments, Inc.	15,900	763
Lionbridge Technologies, Inc. (a)	36,899	109
WEX, Inc. (a)	1,586	117
		19,234
Semiconductors & Semiconductor Equipment - 1.6%
Altera Corp.	113,111	3,754
Broadcom Corp. Class A	212,505	7,631
Micron Technology, Inc. (a)	384,540	4,491
NXP Semiconductors NV (a)	111,082	3,427
PMC-Sierra, Inc. (a)	128,923	775
		20,078
Software - 3.1%
Adobe Systems, Inc. (a)	36,203	1,553
Autodesk, Inc. (a)	78,900	2,977
Compuware Corp.	121,900	1,369
Concur Technologies, Inc. (a)	9,566	772
Electronic Arts, Inc. (a)	163,953	3,769
Guidewire Software, Inc. (a)	20,739	849
Intuit, Inc.	59,000	3,448
Jive Software, Inc. (a)	53,953	912
Microsoft Corp.	232,754	8,118
Oracle Corp.	409,635	13,829
salesforce.com, Inc. (a)	52,700	2,231
Ubisoft Entertainment SA (a)	53,790	708
		40,535
TOTAL INFORMATION TECHNOLOGY		159,575
MATERIALS - 2.3%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	2,494	235
Airgas, Inc.	13,025	1,340
Albemarle Corp.	20,321	1,360
Ashland, Inc.	18,294	1,627
Eastman Chemical Co.	36,733	2,634
Ecolab, Inc.	29,738	2,512
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
FMC Corp.	37,100	$ 2,327
LyondellBasell Industries NV Class A	46,163	3,077
Monsanto Co.	45,378	4,567
PPG Industries, Inc.	17,247	2,649
Sigma Aldrich Corp.	25,327	2,119
		24,447
Construction Materials - 0.1%
Vulcan Materials Co.	33,326	1,786
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	23,035	2,275
Metals & Mining - 0.1%
Goldcorp, Inc.	38,509	1,143
TOTAL MATERIALS		29,651
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
inContact, Inc. (a)	51,431	373
Level 3 Communications, Inc. (a)	32,400	694
Verizon Communications, Inc.	197,964	9,597
		10,664
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	10,300	734
SBA Communications Corp. Class A (a)	57,427	4,323
Sprint Nextel Corp. (a)	164,826	1,203
T-Mobile US, Inc. (a)	75,650	1,621
Vodafone Group PLC sponsored ADR	23,900	692
		8,573
TOTAL TELECOMMUNICATION SERVICES		19,237
UTILITIES - 2.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	65,275	2,991
Duke Energy Corp.	80,345	5,377
Edison International	52,567	2,415
FirstEnergy Corp.	61,141	2,385
		13,168
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
ONEOK, Inc.	3,474	$ 157
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	88,930	2,269
The AES Corp.	105,622	1,289
		3,558
Multi-Utilities - 0.9%
Ameren Corp.	11,500	391
CenterPoint Energy, Inc.	125,147	2,901
Dominion Resources, Inc.	20,600	1,165
NiSource, Inc.	39,497	1,135
PG&E Corp.	72,375	3,250
Sempra Energy	31,059	2,525
		11,367
TOTAL UTILITIES		28,250
TOTAL COMMON STOCKS (Cost $719,234)		880,487
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (n) (Cost $359)	49,842	342
Corporate Bonds - 7.3%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 210	227
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 7.3%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 500	$ 678
Comcast Corp.:
4.65% 7/15/42	470	482
4.95% 6/15/16	15	17
5.15% 3/1/20	14	16
5.7% 5/15/18	515	613
6.4% 3/1/40	25	32
6.45% 3/15/37	238	300
COX Communications, Inc. 3.25% 12/15/22 (g)	136	134
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	518
Discovery Communications LLC:
3.25% 4/1/23	51	51
3.7% 6/1/15	260	274
4.875% 4/1/43	120	120
6.35% 6/1/40	236	282
NBCUniversal Media LLC:
3.65% 4/30/15	137	145
5.15% 4/30/20	431	510
6.4% 4/30/40	309	391
News America Holdings, Inc. 7.75% 12/1/45	576	785
News America, Inc.:
6.15% 3/1/37	235	271
6.15% 2/15/41	186	218
Time Warner Cable, Inc.:
4.5% 9/15/42	290	259
6.2% 7/1/13	18	18
6.75% 7/1/18	439	532
Time Warner, Inc.:
3.15% 7/15/15	9	9
5.875% 11/15/16	12	14
6.5% 11/15/36	232	276
Viacom, Inc.:
3.5% 4/1/17	583	620
4.375% 3/15/43 (g)	148	134
		7,699
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Beam, Inc. 1.875% 5/15/17	$ 76	$ 77
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	25
Fortune Brands, Inc.:
5.375% 1/15/16	4	4
6.375% 6/15/14	369	390
Heineken NV:
1.4% 10/1/17 (g)	182	180
2.75% 4/1/23 (g)	191	184
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)	285	300
		1,160
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	160	161
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	132
3.2% 1/25/23	152	150
4.65% 1/25/43	169	166
Kraft Foods, Inc.:
5.375% 2/10/20	387	449
6.125% 2/1/18	416	490
6.5% 8/11/17	375	445
6.5% 2/9/40	73	93
		1,925
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	262	250
4.25% 8/9/42	262	232
9.7% 11/10/18	325	444
Reynolds American, Inc.:
3.25% 11/1/22	187	182
4.75% 11/1/42	289	272
6.75% 6/15/17	23	27
7.25% 6/15/37	409	510
		1,917
TOTAL CONSUMER STAPLES		5,163
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (g)	$ 364	$ 385
5.35% 3/15/20 (g)	327	356
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	397
5% 10/1/21	146	162
6.5% 4/1/20	24	29
FMC Technologies, Inc.:
2% 10/1/17	48	48
3.45% 10/1/22	87	87
Transocean, Inc. 5.05% 12/15/16	238	264
Weatherford International Ltd. 4.95% 10/15/13	14	14
		1,742
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	794
Apache Corp. 4.75% 4/15/43	243	243
DCP Midstream Operating LP:
2.5% 12/1/17	168	170
3.875% 3/15/23	104	102
Duke Energy Field Services:
5.375% 10/15/15 (g)	10	11
6.45% 11/3/36 (g)	375	417
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	462
Encana Holdings Finance Corp. 5.8% 5/1/14	23	24
Enterprise Products Operating LP 5.6% 10/15/14	16	17
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	247
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	370
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	184
6.85% 1/15/40 (g)	223	295
Nakilat, Inc. 6.067% 12/31/33 (g)	279	337
Nexen, Inc. 5.2% 3/10/15	7	8
Petro-Canada 6.05% 5/15/18	150	178
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
4.375% 5/20/23	$ 360	$ 349
5.625% 5/20/43	355	332
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	369
5.375% 1/27/21	551	583
5.75% 1/20/20	488	531
7.875% 3/15/19	399	482
Petroleos Mexicanos:
3.5% 1/30/23 (g)	285	271
4.875% 1/24/22	237	254
5.5% 1/21/21	369	413
5.5% 6/27/44	590	577
6% 3/5/20	21	24
6.5% 6/2/41	602	674
Phillips 66:
4.3% 4/1/22	338	365
5.875% 5/1/42	289	337
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	179
3.95% 9/15/15	202	216
6.125% 1/15/17	205	238
Spectra Energy Capital, LLC 5.65% 3/1/20	10	12
Spectra Energy Partners, LP:
2.95% 6/15/16	69	72
4.6% 6/15/21	90	95
Suncor Energy, Inc. 6.1% 6/1/18	395	470
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	379
Western Gas Partners LP 5.375% 6/1/21	393	443
		11,558
TOTAL ENERGY		13,300
FINANCIALS - 3.5%
Capital Markets - 0.4%
BlackRock, Inc. 4.25% 5/24/21	165	183
Goldman Sachs Group, Inc.:
5.25% 7/27/21	96	107
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.625% 1/15/17	$ 500	$ 556
5.75% 1/24/22	183	210
5.95% 1/18/18	32	37
6% 6/15/20	600	703
6.15% 4/1/18	36	42
6.75% 10/1/37	187	204
Lazard Group LLC:
6.85% 6/15/17	31	36
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc. 6.11% 1/29/37	200	215
Morgan Stanley:
2.125% 4/25/18	863	853
3.75% 2/25/23	578	574
4.875% 11/1/22	365	375
5.75% 1/25/21	100	114
6.625% 4/1/18	600	707
		4,928
Commercial Banks - 0.4%
Bank of America NA 5.3% 3/15/17	420	466
Credit Suisse 6% 2/15/18	664	767
Fifth Third Bancorp 8.25% 3/1/38	94	130
Fifth Third Capital Trust IV 6.5% 4/15/37 (j)	233	234
HBOS PLC 6.75% 5/21/18 (g)	180	202
Huntington Bancshares, Inc. 7% 12/15/20	97	120
JPMorgan Chase Bank 6% 10/1/17	250	292
KeyBank NA:
5.45% 3/3/16	294	327
5.8% 7/1/14	322	339
Marshall & Ilsley Bank 5% 1/17/17	259	280
Regions Bank:
6.45% 6/26/37	402	443
7.5% 5/15/18	282	342
Regions Financial Corp.:
2% 5/15/18	290	284
5.75% 6/15/15	73	79
7.75% 11/10/14	229	249
Royal Bank of Scotland Group PLC 6.125% 12/15/22	694	716
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp. 5.25% 12/16/13	$ 5	$ 5
Wachovia Corp. 5.625% 10/15/16	27	31
Wells Fargo & Co.:
3.625% 4/15/15	218	230
3.676% 6/15/16	160	172
		5,708
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	466
5.2% 4/27/22	42	46
6.45% 6/12/17	1,019	1,182
Ford Motor Credit Co. LLC 1.7% 5/9/16	561	560
General Electric Capital Corp.:
1% 12/11/15	289	290
2.25% 11/9/15	633	654
2.95% 5/9/16	185	195
3.5% 6/29/15	192	202
6% 8/7/19	1,000	1,201
HSBC USA, Inc. 1.625% 1/16/18	314	312
Hyundai Capital America:
1.625% 10/2/15 (g)	122	123
2.125% 10/2/17 (g)	134	132
		5,363
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.3% 1/11/23	1,001	971
3.875% 3/22/17	380	406
5.65% 5/1/18	205	235
5.75% 12/1/17	615	705
6.5% 8/1/16	300	343
BP Capital Markets PLC 4.742% 3/11/21	300	338
Citigroup, Inc.:
3.953% 6/15/16	397	426
4.05% 7/30/22	151	151
4.75% 5/19/15	1,151	1,231
6.125% 5/15/18	212	250
6.5% 8/19/13	164	166
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
1.625% 5/15/18	$ 720	$ 707
2% 8/15/17	300	303
3.15% 7/5/16	430	453
3.25% 9/23/22	374	367
4.35% 8/15/21	420	452
4.5% 1/24/22	134	145
4.95% 3/25/20	661	745
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	216	219
TECO Finance, Inc.:
4% 3/15/16	96	103
5.15% 3/15/20	141	161
		8,877
Insurance - 0.6%
Allstate Corp. 6.2% 5/16/14	264	278
American International Group, Inc. 4.875% 9/15/16	257	285
Aon Corp.:
3.125% 5/27/16	376	396
3.5% 9/30/15	151	159
5% 9/30/20	133	152
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(j)	12	13
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	347	396
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	421	459
6.5% 3/15/35 (g)	327	376
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	263
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	199	224
MetLife, Inc.:
1.756% 12/15/17 (e)	152	153
3.048% 12/15/22	313	307
4.75% 2/8/21	137	156
6.75% 6/1/16	290	338
Metropolitan Life Global Funding I:
3% 1/10/23 (g)	223	220
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
5.125% 6/10/14 (g)	$ 255	$ 267
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	222	273
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	292
Pacific LifeCorp:
5.125% 1/30/43 (g)	358	354
6% 2/10/20 (g)	409	463
Prudential Financial, Inc.:
4.5% 11/16/21	200	219
4.75% 9/17/15	500	542
5.8% 11/16/41	262	302
6.2% 11/15/40	134	163
7.375% 6/15/19	120	153
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	42
Unum Group:
5.625% 9/15/20	270	308
5.75% 8/15/42	458	503
7.125% 9/30/16	19	22
		8,085
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	116
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	100
Boston Properties, Inc. 3.85% 2/1/23	432	448
BRE Properties, Inc. 5.5% 3/15/17	52	58
Camden Property Trust 2.95% 12/15/22	135	129
DDR Corp. 4.625% 7/15/22	247	264
Developers Diversified Realty Corp.:
4.75% 4/15/18	313	346
7.5% 4/1/17	203	241
9.625% 3/15/16	106	128
Duke Realty LP:
3.625% 4/15/23	180	176
3.875% 10/15/22	274	275
4.375% 6/15/22	207	215
5.4% 8/15/14	238	250
5.95% 2/15/17	57	65
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 285	$ 335
6.75% 3/15/20	12	14
8.25% 8/15/19	127	164
Equity One, Inc.:
3.75% 11/15/22	400	396
5.375% 10/15/15	47	51
Federal Realty Investment Trust 5.9% 4/1/20	95	113
Health Care REIT, Inc. 2.25% 3/15/18	147	148
HRPT Properties Trust 5.75% 11/1/15	50	53
UDR, Inc. 5.5% 4/1/14	498	516
Washington (REIT) 5.25% 1/15/14	10	10
Weingarten Realty Investors 3.375% 10/15/22	68	66
		4,677
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	413
4.25% 7/15/22	163	169
6.125% 4/15/20	126	146
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	356
4.95% 4/15/18	170	187
5.7% 5/1/17	1,000	1,116
7.5% 5/15/15	44	49
Digital Realty Trust LP:
4.5% 7/15/15	172	182
5.25% 3/15/21	201	224
ERP Operating LP:
4.625% 12/15/21	540	595
4.75% 7/15/20	265	296
5.375% 8/1/16	117	132
5.75% 6/15/17	567	656
Liberty Property LP:
3.375% 6/15/23	185	180
4.125% 6/15/22	177	184
4.75% 10/1/20	394	433
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
6.625% 10/1/17	$ 281	$ 329
Mack-Cali Realty LP:
2.5% 12/15/17	252	254
3.15% 5/15/23	426	399
4.5% 4/18/22	108	113
7.75% 8/15/19	23	29
Post Apartment Homes LP 3.375% 12/1/22	70	69
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	57	60
5.5% 1/15/14 (g)	6	6
5.7% 4/15/17 (g)	13	14
Regency Centers LP 5.25% 8/1/15	124	134
Simon Property Group LP:
2.75% 2/1/23	232	224
2.8% 1/30/17	82	86
4.125% 12/1/21	229	250
4.2% 2/1/15	138	145
Tanger Properties LP:
6.125% 6/1/20	478	577
6.15% 11/15/15	33	37
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	227	227
		8,291
TOTAL FINANCIALS		45,929
HEALTH CARE - 0.4%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	350	372
Celgene Corp. 2.45% 10/15/15	20	21
		393
Health Care Providers & Services - 0.3%
Aetna, Inc.:
1.5% 11/15/17	44	44
2.75% 11/15/22	178	171
4.125% 11/15/42	99	93
Express Scripts Holding Co. 4.75% 11/15/21	378	423
Express Scripts, Inc. 3.125% 5/15/16	357	377
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.:
2.75% 9/15/15	$ 38	$ 39
4.125% 9/15/20	259	278
UnitedHealth Group, Inc.:
1.625% 3/15/19	107	105
2.75% 2/15/23	59	57
2.875% 3/15/23	463	452
3.95% 10/15/42	81	74
4.25% 3/15/43	300	289
WellPoint, Inc.:
3.3% 1/15/23	380	378
4.65% 1/15/43	403	401
		3,181
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17 (g)	358	357
2.9% 11/6/22 (g)	368	358
4.4% 11/6/42 (g)	359	352
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	120	119
5% 8/15/14	23	24
Zoetis, Inc.:
1.875% 2/1/18 (g)	57	57
3.25% 2/1/23 (g)	138	137
4.7% 2/1/43 (g)	139	139
		1,543
TOTAL HEALTH CARE		5,117
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	18	19
6.375% 6/1/19 (g)	309	365
United Technologies Corp. 4.5% 6/1/42	365	378
		762
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 14	$ 15
6.9% 7/2/19	5	5
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	10	11
8.36% 1/20/19	9	10
		41
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	278	266
TOTAL INDUSTRIALS		1,069
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Apple, Inc. 3.85% 5/4/43	465	428
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 5.95% 1/15/14	28	29
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	12	13
TOTAL INFORMATION TECHNOLOGY		470
MATERIALS - 0.2%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	343	365
4.25% 11/15/20	186	204
4.375% 11/15/42	133	125
		694
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	211	226
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (g)	360	370
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
4.375% 1/11/22	$ 200	$ 199
6.25% 1/23/17	503	572
		1,367
TOTAL MATERIALS		2,078
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,354
6.3% 1/15/38	398	475
CenturyLink, Inc.:
5.15% 6/15/17	28	30
6% 4/1/17	70	77
6.15% 9/15/19	226	243
Embarq Corp.:
7.082% 6/1/16	190	218
7.995% 6/1/36	175	190
Verizon Communications, Inc.:
3.85% 11/1/42	109	94
6.25% 4/1/37	187	222
6.9% 4/15/38	260	333
		3,236
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	276	283
3.125% 7/16/22	255	244
Vodafone Group PLC 5% 12/16/13	18	18
		545
TOTAL TELECOMMUNICATION SERVICES		3,781
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	146
2.95% 12/15/22	140	136
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 33	$ 34
Duke Capital LLC 5.668% 8/15/14	16	17
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	273	321
6.4% 9/15/20 (g)	569	697
Edison International 3.75% 9/15/17	226	243
FirstEnergy Corp.:
2.75% 3/15/18	299	300
4.25% 3/15/23	468	462
7.375% 11/15/31	589	666
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	744
LG&E and KU Energy LLC:
2.125% 11/15/15	255	261
3.75% 11/15/20	49	52
Nevada Power Co. 6.5% 5/15/18	165	202
Northeast Utilities:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	421
Pepco Holdings, Inc. 2.7% 10/1/15	240	248
PPL Capital Funding, Inc. 3.4% 6/1/23	207	203
Progress Energy, Inc. 6% 12/1/39	260	311
Sierra Pacific Power Co. 5.45% 9/1/13	12	12
		5,571
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	133
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC 6.5% 5/1/18	310	366
PSEG Power LLC 2.75% 9/15/16	90	93
		459
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	165	196
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	168
Dominion Resources, Inc.:
2.5836% 9/30/66 (j)	462	436
7.5% 6/30/66 (j)	26	29
National Grid PLC 6.3% 8/1/16	183	210
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21	$ 155	$ 167
5.25% 2/15/43	357	371
5.4% 7/15/14	11	12
5.45% 9/15/20	148	170
5.8% 2/1/42	199	221
5.95% 6/15/41	396	450
6.4% 3/15/18	11	13
6.8% 1/15/19	677	818
Sempra Energy:
2.3% 4/1/17	376	387
2.875% 10/1/22	154	150
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	21	23
		3,821
TOTAL UTILITIES		9,984
TOTAL NONCONVERTIBLE BONDS		94,590
TOTAL CORPORATE BONDS (Cost $87,610)		94,817
U.S. Treasury Obligations - 9.6%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.07% 7/5/13 to 7/25/13 (i)	1,060	1,060
U.S. Treasury Bonds 3.125% 2/15/43	12,378	12,022
U.S. Treasury Notes:
0.125% 4/30/15	5,550	5,532
0.25% 9/15/14	149	149
0.25% 8/15/15	379	378
0.375% 3/15/15	3,200	3,205
0.5% 7/31/17	5,390	5,315
0.875% 11/30/16	1,361	1,371
0.875% 4/30/17	9	9
0.875% 1/31/18	9,947	9,906
0.875% 7/31/19	5,971	5,808
1% 5/31/18	18,486	18,454
1.125% 4/30/20	4,106	4,000
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
1.375% 11/30/15	$ 271	$ 278
1.375% 5/31/20	8,970	8,872
1.75% 5/31/16	7,380	7,649
1.75% 5/15/23	1,200	1,158
2% 2/15/23	12,479	12,372
2.375% 8/31/14	15,000	15,406
2.375% 2/28/15	10,643	11,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $124,336)		123,975
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.0%
2.559% 6/1/36 (j)	9	10
2.935% 7/1/37 (j)	24	25
3% 4/1/27 to 2/1/43	980	1,016
3.5% 10/1/40 to 6/1/43	7,199	7,438
4% 5/1/26 to 2/1/42	475	504
4% 6/1/43 (h)	200	211
4% 6/1/43 (h)	25	26
4.5% 12/1/23 to 7/1/41	796	855
5% 12/1/35	678	734
5.5% 6/1/43 (h)	1,000	1,083
5.5% 6/1/43 (h)	1,000	1,083
6% 11/1/35 to 8/1/37	593	662
TOTAL FANNIE MAE		13,647
Freddie Mac - 0.1%
3% 2/1/43	99	100
3% 6/1/43 (h)	200	201
3.287% 10/1/35 (j)	24	26
3.5% 6/1/43 (h)	500	517
4% 10/1/41	319	343
5% 11/1/40	334	370
TOTAL FREDDIE MAC		1,557
Ginnie Mae - 0.4%
3% 6/1/43 (h)	100	102
3% 6/1/43 (h)	200	204
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3.5% 11/15/41 to 8/15/42	$ 555	$ 584
3.5% 6/1/43 (h)	200	210
4% 1/20/41 to 11/15/41	1,929	2,076
4.5% 5/20/40 to 9/20/40	343	372
5% 12/15/38 to 8/15/40	990	1,080
TOTAL GINNIE MAE		4,628
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,944)		19,832
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6633% 4/25/35 (j)	31	27
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8683% 4/25/35 (j)	1	1
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	310	313
Series 2011-3 Class A2, 1.81% 5/15/16	280	283
Series 2012-3 Class A2, 1.21% 6/15/17	370	374
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2433% 12/25/33 (j)	3	3
Series 2004-R2 Class M3, 1.0183% 4/25/34 (j)	4	4
Series 2005-R2 Class M1, 0.6433% 4/25/35 (j)	82	81
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (j)	2	2
Series 2004-W11 Class M2, 1.2433% 11/25/34 (j)	25	24
Series 2004-W7 Class M1, 1.0183% 5/25/34 (j)	27	26
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (j)	57	21
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0183% 4/25/34 (j)	99	93
Capital Trust Ltd. Series 2004-1:
Class B, 0.9482% 7/20/39 (g)(j)	10	8
Class C, 1.2982% 7/20/39 (g)(j)	15	1
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (j)	82	51
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	100	100
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6483% 4/25/34 (j)	7	5
Series 2004-4 Class M2, 0.9883% 6/25/34 (j)	27	24
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Series 2004-T5 Class AB3, 1.0337% 5/28/35 (j)	$ 2	$ 2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (j)	13	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0183% 3/25/34 (j)	1	0*
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9283% 1/25/35 (j)	43	36
Class M4, 1.2133% 1/25/35 (j)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (g)(j)	106	74
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (g)(j)	5	5
Series 2006-2A:
Class A, 0.3792% 11/15/34 (g)(j)	32	30
Class B, 0.4792% 11/15/34 (g)(j)	12	10
Class C, 0.5792% 11/15/34 (g)(j)	19	14
Class D, 0.9492% 11/15/34 (g)(j)	7	5
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7433% 9/25/46 (g)(j)	60	60
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4833% 8/25/33 (j)	28	26
Series 2003-5 Class A2, 0.8933% 12/25/33 (j)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (j)	56	30
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (j)	56	54
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (j)	19	18
Series 2006-A Class 2C, 1.4331% 3/27/42 (j)	43	2
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (j)	27	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (j)	3	3
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (j)	36	31
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (j)	57	53
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (j)	3	3
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (j)	18	17
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (j)	19	1
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7033% 9/25/35 (j)	65	56
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (d)(g)(j)	25	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC: - continued
Series 2006-1A Class A, 1.5982% 3/20/11 (d)(g)(j)	$ 53	$ 0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (j)	24	21
Class M4, 1.6433% 9/25/34 (j)	31	11
Series 2005-WCH1 Class M4, 1.0233% 1/25/36 (j)	67	56
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (j)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9883% 3/25/35 (j)	51	47
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (j)	54	40
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (j)	3	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (j)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8404% 4/6/42 (g)(j)	60	2
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (g)(j)	81	74
TOTAL ASSET-BACKED SECURITIES (Cost $1,842)		2,238
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7533% 1/25/35 (j)	71	70
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.632% 10/25/34 (j)	40	41
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.3982% 12/20/54 (g)(j)	271	242
Series 2006-2 Class C1, 1.1382% 12/20/54 (j)	242	216
Series 2006-3 Class C2, 1.1982% 12/20/54 (j)	50	45
Series 2006-4:
Class B1, 0.3782% 12/20/54 (j)	169	160
Class C1, 0.9582% 12/20/54 (j)	103	92
Class M1, 0.5382% 12/20/54 (j)	44	40
Series 2007-1:
Class 1C1, 0.7982% 12/20/54 (j)	84	75
Class 1M1, 0.4982% 12/20/54 (j)	54	49
Class 2C1, 1.0582% 12/20/54 (j)	38	34
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Class 2M1, 0.6982% 12/20/54 (j)	$ 70	$ 64
Series 2007-2 Class 2C1, 1.0582% 12/17/54 (j)	97	87
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7261% 1/20/44 (j)	19	19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.062% 8/25/36 (j)	64	52
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (j)	29	22
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (j)	45	39
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4833% 7/25/35 (j)	75	72
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5492% 7/10/35 (g)(j)	18	17
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (g)(j)	2	2
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (j)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5708% 4/25/33 (j)	9	9
TOTAL PRIVATE SPONSOR		1,448
U.S. Government Agency - 0.2%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4933% 5/25/35 (j)	68	68
Series 2006-50 Class BF, 0.5933% 6/25/36 (j)	86	87
Series 2006-82 Class F, 0.7633% 9/25/36 (j)	136	137
Series 2007-36 Class F, 0.4233% 4/25/37 (j)	109	109
Series 2011-40 Class DF, 0.6433% 5/25/41 (j)	254	254
Series 2013-62 Class FA, 0.499% 6/25/43 (j)	370	370
floater sequential payer:
Series 2010-74 Class WF, 0.7933% 7/25/34 (j)	88	89
Series 2012-120 Class FE 0.4933% 2/25/39 (j)	162	162
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	10	11
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3830 Class FD, 0.5592% 3/15/41 (j)	$ 424	$ 426
floater sequential payer Series 2011-3969 Class AF, 0.6492% 10/15/33 (j)	200	200
TOTAL U.S. GOVERNMENT AGENCY		1,913
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,303)		3,361
Commercial Mortgage Securities - 1.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (j)(l)	31	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	59	59
Series 2006-2 Class AAB, 5.9009% 5/10/45 (j)	47	49
Series 2006-3 Class A4, 5.889% 7/10/44	110	123
Series 2006-5 Class A2, 5.317% 9/10/47	204	207
Series 2006-6 Class A3, 5.369% 10/10/45	150	155
Series 2007-4 Class A3, 6.0025% 2/10/51 (j)	47	49
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	233	245
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	5
Series 2007-3:
Class A3, 5.7963% 6/10/49 (j)	125	126
Class A4, 5.7963% 6/10/49 (j)	156	177
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	164	184
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (g)(j)	2	2
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (g)(j)	51	43
Class B1, 1.5933% 1/25/36 (g)(j)	4	1
Class M1, 0.6433% 1/25/36 (g)(j)	17	9
Class M2, 0.6633% 1/25/36 (g)(j)	5	3
Class M3, 0.6933% 1/25/36 (g)(j)	7	4
Class M4, 0.8033% 1/25/36 (g)(j)	4	2
Class M5, 0.8433% 1/25/36 (g)(j)	4	1
Class M6, 0.8933% 1/25/36 (g)(j)	4	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (g)(j)	$ 6	$ 1
Class M5, 0.6733% 10/25/36 (g)(j)	3	0*
Series 2006-4A Class M6, 0.7133% 12/25/36 (g)(j)	2	0*
Series 2007-1 Class A2, 0.4633% 3/25/37 (g)(j)	29	18
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (g)(j)	28	21
Class A2, 0.5133% 7/25/37 (g)(j)	26	13
Class M1, 0.5633% 7/25/37 (g)(j)	9	3
Class M2, 0.6033% 7/25/37 (g)(j)	5	1
Class M3, 0.6833% 7/25/37 (g)(j)	5	0*
Class M4, 0.8433% 7/25/37 (g)(j)	10	0*
Class M5, 0.9433% 7/25/37 (g)(j)	9	0*
Class M6, 1.1933% 7/25/37 (g)(j)	1	0*
Series 2007-3:
Class A2, 0.4833% 7/25/37 (g)(j)	31	19
Class B1, 1.1433% 7/25/37 (g)(j)	4	0*
Class M1, 0.5033% 7/25/37 (g)(j)	5	2
Class M2, 0.5333% 7/25/37 (g)(j)	6	2
Class M3, 0.5633% 7/25/37 (g)(j)	9	2
Class M4, 0.6933% 7/25/37 (g)(j)	15	3
Class M5, 0.7933% 7/25/37 (g)(j)	8	1
Class M6, 0.9933% 7/25/37 (g)(j)	6	1
Series 2007-4A:
Class M1, 1.1433% 9/25/37 (g)(j)	11	1
Class M2, 1.2433% 9/25/37 (g)(j)	11	1
Class M4, 1.7933% 9/25/37 (g)(j)	27	1
Class M5, 1.9433% 9/25/37 (g)(j)	0*	0*
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(j)(l)	288	24
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4492% 3/15/22 (g)(j)	25	24
Class E, 0.4992% 3/15/22 (g)(j)	128	119
Class F, 0.5492% 3/15/22 (g)(j)	78	71
Class G, 0.5992% 3/15/22 (g)(j)	20	18
Class H, 0.7492% 3/15/22 (g)(j)	25	22
Class J, 0.8992% 3/15/22 (g)(j)	25	21
sequential payer Series 2007-PW16 Class A4, 5.9051% 6/11/40 (j)	44	50
Series 2006-PW13 Class A3, 5.518% 9/11/41	175	175
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.8641% 12/11/38 (g)(j)(l)	$ 708	$ 3
Series 2006-T22 Class A4, 5.7648% 4/12/38 (j)	9	10
Series 2007-PW18 Class X2, 0.4757% 6/11/50 (g)(j)(l)	4,853	37
Series 2007-T28 Class X2, 0.3236% 9/11/42 (g)(j)(l)	2,645	11
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (g)(j)	28	26
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	88	91
Class XCL, 1.5785% 5/15/35 (g)(j)(l)	235	4
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	700	786
Series 2007-CD4 Class A3, 5.293% 12/11/49	73	75
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (j)	75	79
Series 2006-C1 Class B, 5.359% 8/15/48	225	23
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	84	63
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (g)(j)	6	5
Series 2005-FL11:
Class C, 0.4992% 11/15/17 (g)(j)	46	44
Class D, 0.5392% 11/15/17 (g)(j)	2	2
Class E, 0.5892% 11/15/17 (g)(j)	9	8
Class F, 0.6492% 11/15/17 (g)(j)	7	6
Class G, 0.6992% 11/15/17 (g)(j)	5	4
Series 2006-FL12 Class AJ, 0.3292% 12/15/20 (g)(j)	107	103
sequential payer Series 2006-C8 Class A3, 5.31% 12/10/46	214	218
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	600	619
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	19	19
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	68	78
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (g)(j)	268	239
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	$ 30	$ 31
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (j)(l)	16	0*
Series 2001-CKN5 Class AX, 1.6699% 9/15/34 (g)(j)(l)	24	0*
Series 2006-C1 Class A3, 5.5814% 2/15/39 (j)	193	194
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3492% 2/15/22 (g)(j)	28	28
Class C:
0.3692% 2/15/22 (g)(j)	84	83
0.4692% 2/15/22 (g)(j)	30	29
Class F, 0.5192% 2/15/22 (g)(j)	60	58
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	37	37
Series 2007-C1:
Class ASP, 0.5729% 2/15/40 (j)(l)	924	3
Class B, 5.487% 2/15/40 (g)(j)	115	16
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	498
Series 2001-1 Class X1, 2.2683% 5/15/33 (g)(j)(l)	34	0*
Series 2007-C1 Class XP, 0.3409% 12/10/49 (j)(l)	494	1
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (g)(j)	28	27
Series 2007-GG11 Class A1, 0.395% 12/10/49 (g)(j)(l)	1,155	5
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(j)	160	161
Class C, 2.0056% 3/6/20 (g)(j)	44	44
Class D, 2.2018% 3/6/20 (g)(j)	117	117
Class F, 2.6334% 3/6/20 (g)(j)	4	4
Class G, 2.7903% 3/6/20 (g)(j)	2	2
Series 2006-GG6 Class A2, 5.506% 4/10/38	157	161
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	16	17
Series 2007-GG10 Class A2, 5.778% 8/10/45	16	16
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3692% 11/15/18 (g)(j)	37	36
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2: - continued
Class C, 0.4092% 11/15/18 (g)(j)	$ 26	$ 25
Class D, 0.4292% 11/15/18 (g)(j)	8	7
Class E, 0.4792% 11/15/18 (g)(j)	11	10
Class F, 0.5292% 11/15/18 (g)(j)	17	16
Class G, 0.5592% 11/15/18 (g)(j)	14	14
Class H, 0.6992% 11/15/18 (g)(j)	11	10
sequential payer:
Series 2006-CB14 Class A3B, 5.6743% 12/12/44 (j)	76	77
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	19	20
Class A3, 5.336% 5/15/47	31	35
Series 2007-LD11:
Class A2, 5.9874% 6/15/49 (j)	109	112
Class A4, 6.0024% 6/15/49 (j)	70	80
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	59	60
Class A3, 5.42% 1/15/49	414	467
Series 2005-LDP3 Class A3, 4.959% 8/15/42	19	19
Series 2006-CB17 Class A3, 5.45% 12/12/43	13	13
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (j)	6	2
Class C, 5.9096% 2/12/49 (j)	17	3
Class D, 5.9096% 2/12/49 (j)	18	2
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	6	1
Class ES, 5.7044% 1/15/49 (g)(j)	39	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0807% 7/15/44 (j)	58	67
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	0*	0*
Series 2006-C6:
Class A2, 5.262% 9/15/39 (j)	1	1
Class A4, 5.372% 9/15/39	34	38
Series 2006-C7 Class A2, 5.3% 11/15/38	39	41
Series 2007-C1 Class A4, 5.424% 2/15/40	550	621
Series 2006-C6 Class XCP, 0.862% 9/15/39 (j)(l)	288	1
Series 2007-C1 Class XCP, 0.623% 2/15/40 (j)(l)	102	0*
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	94	106
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45	$ 360	$ 408
Class XCP, 0.4169% 9/15/45 (j)(l)	4,548	22
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (g)(j)	24	24
Class E, 0.4892% 9/15/21 (g)(j)	86	85
Class F, 0.5392% 9/15/21 (g)(j)	52	50
Class G, 0.5592% 9/15/21 (g)(j)	102	98
Class H, 0.5992% 9/15/21 (g)(j)	26	25
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6% 1/12/44 (g)(j)	65	53
Series 2006-C1 Class A2, 5.8275% 5/12/39 (j)	30	30
Series 2007-C1 Class A4, 6.0442% 6/12/50 (j)	284	324
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (j)	4	4
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	44	46
Series 2007-5 Class A4, 5.378% 8/12/48	3	3
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	550	618
Series 2007-7 Class A4, 5.81% 6/12/50 (j)	263	299
Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	201	206
Series 2006-4 Class XP, 0.8115% 12/12/49 (j)(l)	832	8
Series 2007-6 Class B, 5.635% 3/12/51 (j)	75	19
Series 2007-7 Class B, 5.9278% 6/12/50 (j)	7	0*
Series 2007-8 Class A3, 6.1305% 8/12/49 (j)	65	75
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.4% 7/15/19 (g)(j)	16	7
Series 2007-XLFA:
Class C, 0.36% 10/15/20 (g)(j)	43	42
Class D, 0.39% 10/15/20 (g)(j)	30	29
Class E, 0.45% 10/15/20 (g)(j)	38	35
Class F, 0.5% 10/15/20 (g)(j)	23	21
Class G, 0.54% 10/15/20 (g)(j)	28	26
Class H, 0.63% 10/15/20 (g)(j)	18	15
Class J, 0.78% 10/15/20 (g)(j)	10	4
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	50	50
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	36	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11 Class A4, 5.8515% 10/15/42 (j)	$ 21	$ 23
Series 2006-T23 Class A3, 5.9917% 8/12/41 (j)	38	38
Series 2007-HQ12 Class A2, 5.7629% 4/12/49 (j)	371	373
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	113	128
Class B, 5.9128% 4/15/49 (j)	18	4
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	596	730
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4782% 9/15/21 (g)(j)	78	75
Class F, 0.5382% 9/15/21 (g)(j)	85	80
Class G, 0.5582% 9/15/21 (g)(j)	80	75
Class J, 0.7982% 9/15/21 (g)(j)	18	15
Series 2007-WHL8:
Class F, 0.6792% 6/15/20 (g)(j)	168	149
Class LXR1, 0.8992% 6/15/20 (g)(j)	9	8
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	199	203
Series 2007-C31 Class A4, 5.509% 4/15/47	370	413
Series 2007-C32 Class A3, 5.9236% 6/15/49 (j)	127	145
Series 2007-C33:
Class A4, 6.1222% 2/15/51 (j)	340	384
Class A5, 6.1222% 2/15/51 (j)	50	58
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(j)	36	36
Series 2005-C19 Class B, 4.892% 5/15/44	75	79
Series 2005-C22:
Class B, 5.5564% 12/15/44 (j)	166	135
Class F, 5.5564% 12/15/44 (g)(j)	125	35
Series 2007-C30 Class XP, 0.6719% 12/15/43 (g)(j)(l)	607	2
Series 2007-C31 Class C, 5.8685% 4/15/47 (j)	21	15
Series 2007-C31A Class A2, 5.421% 4/15/47	1,129	1,134
Series 2007-C32:
Class D, 5.9236% 6/15/49 (j)	56	22
Class E, 5.9236% 6/15/49 (j)	89	31
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,212)		15,082
Municipal Securities - 0.5%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	$ 100	$ 103
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	97
7.3% 10/1/39	60	82
7.5% 4/1/34	465	645
7.55% 4/1/39	500	715
7.6% 11/1/40	895	1,299
7.625% 3/1/40	150	215
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	315	406
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,280	1,284
Series 2010, 4.421% 1/1/15	260	273
Series 2010-1, 6.63% 2/1/35	320	365
Series 2010-3:
6.725% 4/1/35	475	546
7.35% 7/1/35	220	267
Series 2011:
5.665% 3/1/18	130	147
5.877% 3/1/19	300	341
TOTAL MUNICIPAL SECURITIES (Cost $6,462)		6,785
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 4.75% 3/8/44 (Cost $386)	352	352
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $256)	250	265
Fixed-Income Funds - 9.1%
	Shares
Fidelity High Income Central Fund 2 (k)	272,210	32,017
Fidelity Mortgage Backed Securities Central Fund (k)	805,356	86,697
TOTAL FIXED-INCOME FUNDS (Cost $110,983)		118,714
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	42,421,806	$ 42,422
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,899,169	1,899
TOTAL MONEY MARKET FUNDS (Cost $44,321)		44,321
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,130,248)		1,310,571
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(11,216)
NET ASSETS - 100%		$ 1,299,355
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 6/1/28	$ (700)	(729)
3% 6/1/43	(100)	(101)
3.5% 6/1/43	(1,300)	(1,346)
3.5% 6/1/43	(600)	(622)
4% 6/1/28	(200)	(212)
4% 6/1/43	(200)	(211)
4% 6/1/43	(200)	(211)
4.5% 6/1/43	(200)	(214)
4.5% 6/1/43	(500)	(534)
5% 6/1/43	(400)	(431)
5% 6/1/43	(200)	(216)
5.5% 6/1/43	(900)	(975)
5.5% 6/1/43	(1,000)	(1,083)
5.5% 6/1/43	(100)	(108)
6% 6/1/43	(500)	(544)
TOTAL FANNIE MAE		(7,537)
Freddie Mac
3% 6/1/43	(200)	(201)
3.5% 6/1/43	(500)	(517)
4% 6/1/43	(300)	(316)
TOTAL FREDDIE MAC		(1,034)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 6/1/43	$ (300)	$ (306)
3.5% 6/1/43	(700)	(736)
4% 6/1/43	(1,100)	(1,168)
4% 6/1/43	(700)	(747)
4.5% 6/1/43	(300)	(323)
5% 6/1/43	(975)	(1,052)
TOTAL GINNIE MAE		(4,332)
TOTAL TBA SALE COMMITMENTS (Proceeds $13,071)		$ (12,903)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
149 CME E-mini S&P 500 Index Contracts	June 2013	$ 12,136	$ 654
The face value of futures purchased as a percentage of net assets is 0.9%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	2.5%	$ 66	$ (60)	$ 0	$ (60)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,205,000 or 1.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $621,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,041,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 359
Legend Pictures LLC	9/23/10	$ 311

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 59
Fidelity High Income Central Fund 2	1,437
Fidelity Mortgage Backed Securities Central Fund	1,366
Fidelity Securities Lending Cash Central Fund	44
Total	$ 2,906
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 29,607	$ 1,438	$ -	$ 32,017	4.0%
Fidelity Mortgage Backed Securities Central Fund	104,612	3,368	19,503	86,697	0.6%
Total	$ 134,219	$ 4,806	$ 19,503	$ 118,714
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,196	$ 103,155	$ -	$ 1,041
Consumer Staples	95,155	92,391	2,764	-
Energy	92,737	92,737	-	-
Financials	154,670	150,492	4,178	-
Health Care	106,361	104,638	1,723	-
Industrials	90,997	90,997	-	-
Information Technology	159,575	159,575	-	-
Materials	29,651	29,651	-	-
Telecommunication Services	19,237	19,237	-	-
Utilities	28,250	28,250	-	-
Corporate Bonds	94,817	-	94,817	-
U.S. Government and Government Agency Obligations	123,975	-	123,975	-
U.S. Government Agency - Mortgage Securities	19,832	-	19,832	-
Asset-Backed Securities	2,238	-	2,036	202
Collateralized Mortgage Obligations	3,361	-	3,344	17
Commercial Mortgage Securities	15,082	-	15,067	15
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Municipal Securities	$ 6,785	$ -	$ 6,785	$ -
Foreign Government and Government Agency Obligations	352	-	352	-
Bank Notes	265	-	265	-
Fixed-Income Funds	118,714	118,714	-	-
Money Market Funds	44,321	44,321	-	-
Total Investments in Securities:	$ 1,310,571	$ 1,034,158	$ 275,138	$ 1,275
Derivative Instruments:
Assets
Futures Contracts	$ 654	$ 654	$ -	$ -
Liabilities
Swaps	$ (60)	$ -	$ (60)	$ -
Total Derivative Instruments:	$ 594	$ 654	$ (60)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (12,903)	$ -	$ (12,903)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,134,585,000. Net unrealized appreciation aggregated $175,986,000, of which $184,824,000 related to appreciated investment securities and $8,838,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013